Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Raw materials and consumables	£ 1,195	£ 1,122
Work in progress	2,505	2,286
Finished goods	2,247	2,068
Total	£ 5,947	£ 5,476